Significant transactions - Easterly Acquisition Corp. and WRM America Indemnity Company, Inc. (Details) $ / shares in Units, $ in Millions					3 Months Ended	9 Months Ended
	Nov. 08, 2018 USD ($)	Nov. 05, 2018 USD ($) $ / shares shares	Nov. 02, 2018 $ / shares shares	Aug. 16, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Nov. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant transactions
Contingent consideration						$ 41.9		$ 42.8
Merger Agreement
Significant transactions
Gross proceeds		$ 268.0
Merger Agreement | Private Placement
Significant transactions
Number of times of book value per share at which the common shares are exchanged		1.05
Adjusted diluted book value per share | $ / shares		17.22447
Merger Agreement | CM Bermuda
Significant transactions
Adjustment to consideration payable							$ 1.6
Merger Agreement | CM Bermuda | Common shares
Significant transactions
Reported book value per share (in dollars per share) | $ / shares						$ 16.44
Redemption Agreement | CM Bermuda | Common shares
Significant transactions
Redemption of common shares (in shares) | shares			9,519,280
Redemption of common shares (in dollar per share) | $ / shares			$ 17.22447
Redemption Agreement | IMGAH
Significant transactions
Contingent consideration paid	$ 3.5
Redemption Agreement | IMGAH | Series A preference shares
Significant transactions
Redemption amount of preference shares		$ 95.0
Subscription Agreement | Preference Share Investors | Private Placement | Common shares
Significant transactions
Value of share subscriptions		$ 21.1
Subscription Agreement | Preference Share Investors | Private Placement | Series B preference shares
Significant transactions
Share subscriptions (in shares) | shares		11,901,670
Exercisable period of warrants		5 years
Warrants Received | shares		5,418,434
Strike price as a percentage of the per share purchase price		125.00%
Warrant strike price per share | $ / shares		$ 21.53
Subscription Agreement | Preference Share Investors | Private Placement | Series B preference shares | Common shares
Significant transactions
Share subscriptions (in shares) | shares		1,225,954
Value of share subscriptions		$ 205.0
Forecast | Merger Agreement | CM Bermuda
Significant transactions
Estimated merger related costs					$ 7.0
WRM America Indemnity Company, Inc.
Significant transactions
Percentage of ownership interest acquired				100.00%
Consideration				$ 16.9
Acquisition of intangible assets				$ 3.1
Easterly | Merger Agreement
Significant transactions
Public shares held by Easterly's public stockholders in trust		$ 39.3
Shares issued | shares		2,280,241
Issuance of converted warrants | shares		6,088,535
Easterly | Merger Agreement | Common shares
Significant transactions
Number of times of book value per share at which the common shares are exchanged						1.05
Exchange ratio		0.609
Value of shares redeemed		$ 109.7